SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Stock Option Transactions and the Number of Stock Options
A summary of the changes in the share options is presented below:

	Options outstanding	Weighted average exercise price (C$)
As at December 31, 2023	51,565,802	$5.08
Granted	5,953,000	9.26
Exercised	(8,757,006)	2.30
Forfeited	(145,001)	7.06
As at December 31, 2024	48,616,795	$6.09
Granted	11,964,167	11.74
Exercised	(10,415,004)	3.33
Expired	(201,668)	8.03
Forfeited	(436,665)	8.13
At December 31, 2025 - Outstanding	49,527,625	$8.01
At December 31, 2025 - Exercisable	39,702,519	$7.20

Summary of Company's Stock Options Outstanding and Exercisable
The following table summarizes information about the exercisable share options outstanding as at December 31, 2025:

		Options Outstanding		Options Exercisable
Range of exercise price	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
$4.53- $5.99	1.11	22,254,730	$5.59	22,254,730	$5.59
$6.00 - $7.99	2.85	6,184,062	$7.10	5,692,395	$7.06
$8.00 - $9.99	3.71	9,570,000	$9.36	6,653,333	$9.35
$10.00 - $13.04	4.62	11,518,833	$12.05	5,102,061	$11.56
	2.65	49,527,625	$8.01	39,702,519	$7.20

Summary of Weighted Average Grant Date Fair Values
The
following
weighted average assumptions were used for Black-Scholes valuation of the share options granted:

	Twelve months ended Dec 31,
	2025	2024
Expected stock price volatility	57.29%	61.62%
Expected life of options	5 years	5 years
Risk free interest rate	3.03%	3.00%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in period	$6.07	$5.05
Weighted average exercise price	$11.74	$9.26